Share capital (Schedule of Stock Options Outstanding and Exercisable) (Details) shares in Thousands	Dec. 31, 2017 CAD shares yr	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding | shares	2,316	1,771	1,516
Weighted average exercise price	CAD 3.06	CAD 4.64	CAD 9.5
Exercisable | shares	1,341
Weighted average exercise price	CAD 2.84
CAD 2.00 to 3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	0.78
Outstanding | shares	1,163
Weighted average exercise price	CAD 2.14
Exercisable | shares	899
Weighted average exercise price	CAD 2.17
CAD 2.00 to 3.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	2
CAD 2.00 to 3.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	CAD 3
CAD 3.01 to 4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	2.07
Outstanding | shares	1,050
Weighted average exercise price	CAD 3.85
Exercisable | shares	350
Weighted average exercise price	CAD 3.85
CAD 3.01 to 4.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	3.01
CAD 3.01 to 4.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	CAD 4
CAD 4.01 to 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	1.75
Outstanding | shares	25
Weighted average exercise price	CAD 4.59
Exercisable | shares	14
Weighted average exercise price	CAD 4.63
CAD 4.01 to 5.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	4.01
CAD 4.01 to 5.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	CAD 5
CAD 5.01 to 6.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	0.41
Outstanding | shares	78
Weighted average exercise price	CAD 5.65
Exercisable | shares	78
Weighted average exercise price	CAD 5.65
CAD 5.01 to 6.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	5.01
CAD 5.01 to 6.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	CAD 6